Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000199787 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199787 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199787 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199787 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199787 | Safran SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199787 | Lloyds Banking Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199787 | CaixaBank SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199787 | AIB Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199787 | MTU Aero Engines AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199787 | ABN AMRO Bank NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199787 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000199787 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000199787 | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000199787 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000199787 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000199787 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000199787 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199787 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199787 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000199787 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199787 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199787 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199787 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005591 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005591 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005591 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005591 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005591 | Safran SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005591 | Lloyds Banking Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005591 | CaixaBank SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005591 | AIB Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005591 | MTU Aero Engines AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005591 | ABN AMRO Bank NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005591 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000005591 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000005591 | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005591 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005591 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005591 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005591 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005591 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005591 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005591 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005591 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005591 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005591 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005590 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005590 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005590 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005590 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005590 | Safran SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005590 | Lloyds Banking Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005590 | CaixaBank SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005590 | AIB Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005590 | MTU Aero Engines AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005590 | ABN AMRO Bank NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005590 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000005590 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000005590 | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005590 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005590 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005590 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005590 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005590 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005590 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005590 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005590 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005590 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005590 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005587 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005587 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005587 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005587 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005587 | Safran SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005587 | Lloyds Banking Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005587 | CaixaBank SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005587 | AIB Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005587 | MTU Aero Engines AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005587 | ABN AMRO Bank NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005587 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000005587 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000005587 | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005587 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005587 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005587 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005587 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005587 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005587 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005587 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005587 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005587 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005587 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005589 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005589 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005589 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005589 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005589 | Safran SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005589 | Lloyds Banking Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005589 | CaixaBank SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005589 | AIB Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005589 | MTU Aero Engines AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005589 | ABN AMRO Bank NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005589 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000005589 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000005589 | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005589 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005589 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005589 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005589 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005589 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005589 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005589 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005589 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005589 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005589 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%